Post balance sheet events	6 Months Ended
Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events
17. Post balance sheet events

On 7 October 2022 the Group completed the disposal of its minority ownership interest in the Millennium Pipeline Company LLC to DT Midstream for consideration of $552 million (see note 6).

Following recent large moves in UK government bond yields, the Company has agreed to provide additional liquidity support to two of its defined benefit pension schemes in the UK. Short-term loans totalling £325 million were issued to the schemes on 19 October 2022 on normal commercial terms and will be repayable no later than 16 January 2023. These short-term loans allow the schemes additional time to liquidate assets in an efficient manner in order to restore their significant liquidity buffers.

On 13 October 2022 the Group committed $17 million in funding to be distributed through its non-profit partners and the National Grid Foundation that are set up to help customers in need across New England and New York. In the UK the Group has also launched a £50 million support fund on 1 November 2022 to help alleviate financial distress caused by rising energy costs.